LVIP Dimensional U.S. Core Equity 1 Fund Supplement Dated May 4, 2017 to the Prospectus Dated May 1, 2017

This Supplement updates certain information in the Fund’s Prospectus. You may obtain copies of the Fund’s Prospectus free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.LincolnFinancial.com/lvip.

Please keep this Supplement with your Prospectus and other important records.

Effective immediately the Prospectus is amended as follows:

The following replaces similar text under the subsection Investment Adviser and Sub-Adviser in the section Management and Organization on page 7:

Dimensional Portfolio Managers	Joseph Chi, Jed Fogdall, and Lukas Smart are responsible for the day-to-day management of the Fund’s assets.

Joseph H. Chi, CFA, is a Co-Head of Portfolio Management and Vice President of Dimensional and the Chairman of Dimensional’s Investment Committee. Mr. Chi has an MBA and BS from the University of California, Los Angeles and also a JD from the University of Southern California. Mr. Chi joined Dimensional as a Portfolio Manager in 2005 and has been responsible for international portfolios since 2010 and domestic portfolios since 2012.

Jed S. Fogdall is a Co-Head of Portfolio Management and Vice President of Dimensional and a member of Dimensional’s Investment Committee. Mr. Fogdall has an MBA from the University of California, Los Angeles and a BS from Purdue University. Mr. Fogdall joined Dimensional as a Portfolio Manager in 2004 and has been responsible for international portfolios since 2010 and domestic portfolios since 2012.

Lukas Smart, CFA, Senior Portfolio Manager and Vice President, leads a team of investment professionals who manage US large cap equity and REIT portfolios. Mr. Smart earned his bachelor of economics degree from the University of San Diego and his MBA from the University of Chicago Booth School of Business. He is a CFA Charterholder and is a member of the CFA Society of Austin.

LVIP Dimensional U.S. Core Equity 2 Fund Supplement Dated May 4, 2017 to the Prospectus Dated May 1, 2017

This Supplement updates certain information in the Fund’s Prospectus. You may obtain copies of the Fund’s Prospectus free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.LincolnFinancial.com/lvip.

Please keep this Supplement with your Prospectus and other important records.

Effective immediately the Prospectus is amended as follows:

The following replaces similar text under the subsection Investment Adviser and Sub-Adviser in the section Management and Organization on page 7:

Dimensional Portfolio Managers	Joseph Chi, Jed Fogdall, and Lukas Smart are responsible for the day-to-day management of the Fund’s assets.

Joseph H. Chi, CFA, is a Co-Head of Portfolio Management and Vice President of Dimensional and the Chairman of Dimensional’s Investment Committee. Mr. Chi has an MBA and BS from the University of California, Los Angeles and also a JD from the University of Southern California. Mr. Chi joined Dimensional as a Portfolio Manager in 2005 and has been responsible for international portfolios since 2010 and domestic portfolios since 2012.

Jed S. Fogdall is a Co-Head of Portfolio Management and Vice President of Dimensional and a member of Dimensional’s Investment Committee. Mr. Fogdall has an MBA from the University of California, Los Angeles and a BS from Purdue University. Mr. Fogdall joined Dimensional as a Portfolio Manager in 2004 and has been responsible for international portfolios since 2010 and domestic portfolios since 2012.

Lukas Smart, CFA, Senior Portfolio Manager and Vice President, leads a team of investment professionals who manage US large cap equity and REIT portfolios. Mr. Smart earned his bachelor of economics degree from the University of San Diego and his MBA from the University of Chicago Booth School of Business. He is a CFA Charterholder and is a member of the CFA Society of Austin.